UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2010 – May 31, 2011

Item 1: Reports to Shareholders

Vanguard New York Tax-Exempt Funds
Semiannual Report

May 31, 2011

Vanguard New York Tax-Exempt Money Market Fund
Vanguard New York Long-Term Tax-Exempt Fund

> While money market rates remained near zero in the first half of the fiscal year, the broad U.S. municipal bond market returned about 2%—overcoming an early slide.

> Vanguard New York Tax-Exempt Money Market Fund returned 0.05% for the six months ended May 31, 2011, just ahead of the average return of its state peer group.

> Vanguard New York Long-Term Tax-Exempt Fund returned 1.70% for Investor Shares—ahead of the average return of its state peer group and in line with the broad U.S. muni market, but behind its national benchmark index.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New York Tax-Exempt Money Market Fund.	12
New York Long-Term Tax-Exempt Fund.	28
About Your Fund’s Expenses.	55
Trustees Approve Advisory Arrangement.	57
Glossary.	58

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended May 31, 2011
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard New York Tax-Exempt Money Market
Fund	0.05%	0.08%	0.05%	0.00%	0.05%
New York Tax-Exempt Money Market Funds
Average					0.01
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	3.17%	5.24%	1.97%	-0.27%	1.70%
Admiral Shares™	3.25	5.37	2.01	-0.27	1.74
Barclays Capital 10 Year Municipal Bond Index					2.73
New York Municipal Debt Funds Average					1.22

New York Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the New York Tax-Exempt Money Market Fund; 30-day SEC yield for the New York Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2010 , Through May 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New York Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.001	$0.000
Vanguard New York Long-Term Tax-Exempt
Fund
Investor Shares	$11.04	$11.01	$0.212	$0.000
Admiral Shares	11.04	11.01	0.217	0.000

Chairman’s Letter

Dear Shareholder,

A springtime rally helped the broad U.S. municipal bond market to rebound from an inauspicious start and return about 2% for the six months ended May 31. Sensational headlines in December predicting large-scale municipal defaults were followed by reports of rising state revenues and more focus on fiscal discipline, which encouraged demand amid unusually low supply.

Against this backdrop, Vanguard New York Long-Term Tax-Exempt Fund returned 1.70% for Investor Shares and 1.74% for Admiral Shares. Interest income more than offset the fund’s slightly negative capital return (its holdings did not fully recover from price declines in December and January).

The advisor’s high-quality focus and yield-curve positioning helped the Long-Term Fund outperform its state peers: In a reversal from last year, higher-rated bonds outperformed lower-quality securities. The fund lagged its market benchmark, the Barclays Capital 10 Year Municipal Bond Index, which is a reasonable but imperfect standard of comparison. For example, in contrast to the index, your fund invests across the maturity spectrum. Intermediate-term bonds were the market’s sweet spot during the six months as investors sought higher yields without the greater interest rate risk of the longest-maturity bonds.

As the Federal Reserve kept its target for short-term interest rates anchored near zero, the New York Tax-Exempt Money Market Fund returned a scant 0.05%—ahead of the average return of its state peer group. The fund’s 7-day SEC yield on May 31 was 0.05%, down from six months ago. In contrast, the Long-Term Fund’s 30-day SEC yield for Investor Shares edged up to 3.17%. As shown on page 1, each fund’s taxable-equivalent yield was higher than its SEC yield.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

In the broad U.S. bond market, a late-stage change of direction
Through much of the fiscal half-year, bond market returns hovered near—or below—0%. With the economy seeming to find its footing, interest rates rose slowly but steadily. Investors were concerned that accelerating growth might eventually lead to higher inflation, perhaps sooner rather than later. Rising rates put pressure on bond prices.

Later in the period, however, disappointing economic news—including in the housing and labor markets—doused worries about inflation. Perhaps counterintuitively, bad news for the economy spells good news for bonds: As yields retreated, bond prices rallied.

Market Barometer
			Total Returns
		Periods Ended May 31, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	1.91%	5.84%	6.63%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	2.04	3.18	4.78
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.15	1.94

Stocks
Russell 1000 Index (Large-caps)	15.49%	26.81%	3.69%
Russell 2000 Index (Small-caps)	17.34	29.75	4.70
Dow Jones U.S. Total Stock Market Index	15.20	27.10	4.07
MSCI All Country World Index ex USA (International)	13.58	29.95	3.95

CPI
Consumer Price Index	3.27%	3.57%	2.22%

For the full six months, the broad U.S. taxable bond market returned about 2%, roughly matching the performance of the municipal market.

Stock prices followed corporate profits higher
During the six months, global stock markets powered past a series of unnerving developments—financial drama in Europe, natural and nuclear disaster in Japan, and geopolitical upheaval in commodity markets. The broad U.S. stock market returned more than 15% for the six months, buoyed by surprising strength in corporate profits. Toward the end of the period, however, a pullback in the manufacturing sector and unexpected weakness in the labor market sounded notes of caution.

International stocks followed a similar trajectory, returning almost 14% for the period. In emerging markets and in most developed markets, strength in local currencies boosted returns for U.S.-based investors.

An inauspicious start capped by a strong finish
As I noted in our annual report to you six months ago, November 2010 was the most volatile month in the municipal market since the 2008 financial crisis. The key forces that converged to create the volatility and lower muni bond prices continued into the first months of the new fiscal year: abundant new-issue supply (through December), concerns about inflation as the economy gathered steam, and anxiety about prospects for

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New York Tax-Exempt Money Market
Fund	0.17%	—	0.39%
New York Long-Term Tax-Exempt Fund	0.20	0.12%	1.06

The fund expense ratios shown are from the prospectus dated March 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2011, the funds’ annualized expense ratios were: for the New York Tax-Exempt Money Market Fund, 0.17%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the New York Tax-Exempt Money Market Fund, New York Tax-Exempt Money Market Funds; for the New York Long-Term Tax-Exempt Fund, New York Municipal Debt Funds.

municipal bond defaults. (As to the likelihood of wide-spread defaults, Vanguard believes the dire predictions of some analysts are overblown. For a brief discussion of our view, see the box below.)

Several factors contributed to the late-2010 supply surge. Some tax-exempt borrowers who might otherwise have come to market in 2011 accelerated their plans in anticipation of rising interest rates. Others took advantage of the temporary AMT exemption for private-activity bonds, such as those used to finance airports. And the stampede to issue taxable Build America Bonds (BABs) before the end-of-year deadline flustered an already skittish tax-exempt market, especially the long-term segment. (BABs offered an attractive federal subsidy that lowered issuers’ borrowing costs. The BABs and AMT incentives, part of the 2009 federal stimulus act, expired on December 31.)

This flood of new supply pushed tax-exempt bond prices down and yields up in December—the worst of the past six months for the broad municipal market and for New York bonds.

Investment insight

Perspective on default risk
Although state tax collections are recovering, worries about default are still making headlines. Here’s why we think the threat is overstated:

• Long, strong repayment history. In the 40 years through 2009, the average default rate for investment-grade municipal bonds was a minuscule 0.03%. The rate was 30 times higher for corporate bonds.

• Issuers’ ability to pay. Most municipals are revenue bonds—often backed by fees for essential services such as water, sewers, and electricity—or general obligation bonds (backed by the issuer’s full taxing power). Households try to pay utility bills even in tough times, and issuers can raise taxes if need be.

• Issuers’ willingness to pay. Issuers who default to avoid debt payments could lose access to funding for everyday operations and capital projects—a poor risk/reward trade-off, given their typically low debt burdens. For example, across the 50 states, debt secured by state operating resources as a percentage of the state’s economic output currently averages only about 4.5%. New York’s debt burden (approaching 6%) is higher, but—contrary to the impressions created by some of the overheated commentary—New York is not Greece (where total debt exceeds the value of the nation’s annual output).

Source: Moody’s Investors Service. For more discussion, see California Is Not Greece at
vanguard.com./jumppage/researchpapers/tab1.html.

Bond returns were also hurt by a significant exodus from tax-exempt funds, which experienced some of the largest—and longest-lasting—cash outflows in decades. Some investors were spooked by headlines warning of defaults and by concerns about higher interest rates (which could depress near-term returns); others wanted to participate in the stock market rally.

Market conditions began improving, however, as winter turned to spring. Most notably, the supply of new bonds dried up. From January through May, nationwide new-issue volume was less than $85 billion, the lowest for this five-month period since 2000. In part, this reflected deferral of nonessential projects because of budget constraints.

Investors seeking to buy scarce new tax-exempt bonds bid up prices. And as the U.S. economic recovery slowed, investors’ concern about rising interest rates receded. At the same time, confidence improved as states and municipalities gained credibility in their budget-balancing efforts. The realization that municipal bonds were attractively valued led to strong returns in April and May, both nationally and in your fund.

For a discussion of the funds’ management during the period, please see the Advisor’s Report following this letter.

State revenues improve but local revenues lag
Across most of the nation, state tax revenues have been recovering from the Great Recession but still have not caught up. In New York, combined revenue from personal and corporate income taxes plus sales tax increased more than 6% in the first calendar quarter of 2011 compared with 2010, according to preliminary data from The Nelson A. Rockefeller Institute of Government.

The picture is a bit more complicated at the local level. Typically, state revenues from various sources lag the broad U.S. economy during downturns and recoveries, and local revenues lag state receipts. This time, the slowdown at the local level has been exacerbated by significant reductions in assessed home values, hurting property tax receipts—while demand for many services has risen and the flow of federal stimulus dollars has ended.

New York, along with most states, faces tough budget and policy choices. Legislators passed a balanced fiscal 2012 budget before the start of the new fiscal year on April 1.

Discipline and diversification are more important than ever
In April, Vanguard New York Long-Term Tax-Exempt Fund marked its 25th anniversary. The fund’s longevity is a testament to the experience and skills of its advisor, Vanguard Fixed Income Group, and the close teamwork among its portfolio managers, traders, and credit analysts.

We hope that state and local governments will continue to make progress in addressing their long-term fiscal challenges. But optimism is no substitute for rigorous, independent credit analysis. And while we think the grim forecasts about looming defaults have been overstated, we acknowledge that there may be some uptick in defaults, especially among smaller issuers and less creditworthy projects, which our screening process helps us weed out.

As always, we believe investors will be well-served by holding a balanced portfolio of low-cost mutual funds that is diversified across and within asset classes. For New York investors in higher tax brackets, the Vanguard New York Tax-Exempt Funds can play a helpful role in such a portfolio, providing exemption from state as well as federal income taxes.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 9, 2011

Advisor’s Report

For the fiscal half-year ended May 31, 2011, Vanguard New York Tax-Exempt Money Market Fund returned 0.05%, as the Federal Reserve continued to keep short-term interest rates near zero. By comparison, the average return of peer-group state funds was 0.01%. The New York Long-Term Tax-Exempt Fund returned 1.70% for Investor Shares and 1.74% for Admiral Shares, trailing the return of its national benchmark index but ahead of the average return of competing New York funds.

The investment environment
The funds successfully navigated a particularly challenging investment environment in recent months, a volatile period for the municipal bond market because of credit, market, and supply concerns.

The period began with yields pushing higher and prices falling (bond prices and yields move inversely). For example, from November 30 to January 31, the yields of 10-year AAA general-obligation tax-exempt bonds at the national level rose by about one-half of a percentage point, then declined by more than that from February through May. Yields on comparable 30-year bonds followed a similar pattern but ended the period a bit higher than where they began. These are large moves in a very short time, relative to the historical experience of this market.

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2010	2011
2 years	0.60%	0.44%
5 years	1.36	1.23
10 years	2.79	2.65
30 years	4.28	4.30
Source: Vanguard.

Concurrent with the market volatility was a tide of withdrawals from tax-exempt bond funds, Vanguard’s included, that began in November 2010 and peaked in January 2011 as yields spiked. Outflows then began to ease substantially.

The price and redemption trends early on were consequences of a variety of market forces, including investors’ concern about the fiscal struggles of state and local governments. That worry was stoked by gloomy media reports in the early part of the reporting period, including, quite frankly, some commentary we consider irresponsible. The strong stock market rally also drew some investors away from bonds.

More upward pressure on long-term yields came from investors who were cautious about the outlook for inflation, as well as from a flood of Build America Bonds (BABs)—including those from New York issuers, the second-largest source of BABs after California—that came to market before the program ended on December 31. Indeed, almost a quarter of all BABs nationwide were issued during the final three months of 2010. (Our tax-exempt funds do not invest in these bonds because they are taxable.) With the end of the BABs program, there was an expectation that the supply of traditional munis would get a boost. This had the immediate effect of pushing up yields, especially those of long-term bonds.

At the other end of the yield spectrum, money market funds remained anchored to flat returns, a result of the Federal Reserve’s near-zero target for the shortest-term interest rates. After more than two years of this policy, many muni investors have turned to short-term and intermediate-term bonds, especially those in the 5- to 7-year portion of the yield curve (Intermediate-term bonds were top performers during the six-month period.) We don’t expect the Fed to raise its target federal funds rate before the second half of 2012. The combined effect of near-zero short-term rates and upward pressure on long-term rates has produced one of the steepest yield curves in years.

The credit environment
State and local governments continued the difficult process of striking a balance between spending needs and lower tax revenues. The impact of both has been magnified by the severity of the Great Recession: Because of slow growth and high unemployment, people have required more services while tax revenues of all kinds have shrunk.

In the face of these challenges, states and municipalities have been taking a variety of difficult steps to bring spending and revenues in line. For example, state and local governments cut payrolls by almost 300,000 over the 12 months ended May 31, even as private-sector employment grew. Meanwhile, tax revenues have begun to rise nationwide—for the fifth straight quarter as of March 31, according to preliminary results from The Nelson A. Rockefeller Institute of Government—although they still have not recovered to prerecession levels.

The financial stress has in many cases

also turned serious attention to longer-term concerns, such as the underfunding of retiree benefits.

As noted in more detail in the Chairman’s Letter (see especially the Investment Insight box on page 5), we’re confident that state and local governments will be able to manage their way through their financial difficulties. At the same time, it wouldn’t be surprising for a few smaller issuers to run into trouble, and we acknowledge that this will be a challenging process for some time.

Management of the funds
Our investment strategy during the half-year reflected our assessment of several important developments. These included a steep yield curve, ongoing fiscal challenges faced by tax-exempt issuers, less liquidity in the market, and short supply.

We have positioned the long-term fund to benefit whenever the Federal Reserve begins to raise its target rate, which will lift the short end of the yield curve. The long end is likely to experience less volatility—resulting in a somewhat flatter and more typically shaped yield curve—because the market has already priced in its expectation of eventual rate increases. In anticipation of the eventual rise in short-term rates, we have increased our allocation to the intermediate part of the yield curve.

We continue to favor bonds that rely on revenues from essential services, such as providing electricity and water, to fund payments. Our credit analysts, who monitor the financial condition of states and municipalities, keep a constant eye on the credit quality of the portfolios and recommend repositioning when merited.

For some time, we have prepared for the possibility of heavy redemptions so that long-term shareholders would not be adversely affected. We have done so by dedicating a portion of the long-term fund’s assets across the yield curve to holdings that are liquid enough to be tapped if needed to meet redemptions. (They can also be tapped to take advantage of good investment opportunities.)

Liquidity is also an issue because of the structure of the municipal bond market. The 2008 financial crisis reduced the number of broker-dealers who deal with institutional investors, putting stress on these counterparties’ ability to provide much-needed liquidity when necessary. As a result, part of our overall decision to purchase a security is an evaluation of how easy it will be to trade it.

A supportive factor for prices has been the supply of traditional municipal bonds during the first half of fiscal 2011, which, counter to expectations, has been unusually light. In New York, for example, about $13 billion in traditional municipal bonds were issued in the six months ended May 31, little changed from a year earlier. (Total issuance was substantially lower when BABs are also considered.) Fiscal caution among municipal issuers, who are taking another look at capital projects as they strive to balance their budgets, may also be a factor in New York and nationwide.

The decline in trades resulting from lower supply made it difficult for market participants to establish market-clearing prices during the period, presenting a challenge that was met successfully by our talented team of traders. Looking forward, we’re confident that we can tackle whatever lies ahead because of the skill and dedication of our experienced portfolio managers, traders, and credit analysts. Together, they bring to the task a high level of rigor and discipline that we believe will continue to serve our shareholders well.

Michael G. Kobs, Portfolio Manager

Justin A. Schwartz, CFA, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Funds

Vanguard Fixed Income Group

June 16, 2011

New York Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2011

Financial Attributes
Ticker Symbol	VYFXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.05%
Average Weighted
Maturity	22 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 29, 2011, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2011, the annualized expense ratio was 0.17%.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2000, Through May 31, 2011
		NY Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2001	2.79%	2.35%
2002	1.32	0.91
2003	0.89	0.53
2004	1.03	0.58
2005	2.18	1.70
2006	3.28	2.81
2007	3.60	3.12
2008	2.32	1.88
2009	0.36	0.24
2010	0.10	0.01
2011	0.05	0.01

7-day SEC yield (5/31/2011): 0.05%
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2011, performance data reflect the six months ended May 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New York Tax-Exempt Money
Market Fund	9/3/1997	0.11%	1.73%	1.67%

See Financial Highlights for dividend information.

New York Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
New York (98.4%)
Albany NY Industrial Development Agency
Civic Facility Revenue (CHF Holland
Suites LLC Project) VRDO	0.180%	6/7/11 LOC	11,985	11,985
Amherst NY Development Corp. Student
Housing Facility Revenue VRDO	0.150%	6/7/11 LOC	6,000	6,000
1 Blackrock Muniyield New York Quality
Fund VRDP VRDO	0.380%	6/7/11 LOC	35,000	35,000
Brookhaven NY BAN	1.250%	9/28/11	10,000	10,022
Chappaqua NY Central School District TAN	2.000%	6/30/11	8,000	8,009
Cheektowaga NY BAN	2.000%	7/21/11	8,300	8,316
Chemung County NY Industrial Development
Agency Civic Facility Revenue (Elmira College
Project) VRDO	0.170%	6/7/11 LOC	9,800	9,800
Clifton Park NY Industrial Development Agency
Multifamily Housing Revenue (Coburg Village
Senior Housing Project) VRDO	0.200%	6/7/11 LOC	10,635	10,635
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.200%	6/7/11 LOC	6,000	6,000
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial HospitalProject) VRDO	0.200%	6/7/11 LOC	5,250	5,250
Delaware Valley Industrial Development
Authority (Delaware Valley Hospital) VRDO	0.200%	6/7/11 LOC	5,000	5,000
Erie County NY Fiscal Stability Authority BAN	1.250%	7/29/11	20,000	20,028
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.190%	6/7/11 (4)	5,000	5,000
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the Seneca
Project) VRDO	0.180%	6/7/11 LOC	29,575	29,575
Half Hollow Hills NY Central School District
Huntington & Babylon TAN	2.000%	6/30/11	39,000	39,053
Hauppauge NY Union Free School District TAN	2.000%	6/28/11	25,000	25,031

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Huntington NY Union Free School District TAN	1.500%	6/24/11	25,000	25,018
Ithaca City NY City School District BAN	1.500%	7/8/11	15,000	15,017
Liberty New York Development Corp. Revenue
(Greenwich LLC) VRDO	0.150%	6/7/11 LOC	25,375	25,375
Long Island NY Power Authority Electric System
Revenue CP	0.240%	6/7/11 LOC	28,300	28,300
1 Long Island NY Power Authority Electric System
Revenue TOB VRDO	0.170%	6/7/11 LOC	6,500	6,500
Long Island NY Power Authority Electric System
Revenue VRDO	0.100%	6/1/11 LOC	4,000	4,000
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.190%	6/7/11 (4)	7,510	7,510
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.190%	6/7/11 (13)	7,840	7,840
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.160%	6/7/11 LOC	13,460	13,460
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.160%	6/7/11 LOC	14,595	14,595
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.160%	6/7/11 LOC	40,310	40,310
1 Metropolitan New York Transportation Authority
Revenue (Service Contract) TOB VRDO	0.190%	6/7/11 (4)	4,495	4,495
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.190%	6/7/11 (13)	2,000	2,000
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.280%	6/7/11 (4)	3,620	3,620
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.280%	6/7/11 (4)	6,510	6,510
Metropolitan New York Transportation Authority
Revenue VRDO	0.160%	6/7/11 LOC	20,110	20,110
Metropolitan New York Transportation Authority
Revenue VRDO	0.180%	6/7/11 LOC	26,650	26,650
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Cherry Ridge) VRDO	0.140%	6/7/11 LOC	6,925	6,925
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Cherry Ridge) VRDO	0.140%	6/7/11 LOC	2,900	2,900
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Cherry Ridge) VRDO	0.140%	6/7/11 LOC	13,900	13,900
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Monroe
Community College) VRDO	0.180%	6/7/11 LOC	3,800	3,800
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Nazareth College) VRDO	0.200%	6/7/11 LOC	6,215	6,215
Nassau County NY Interim Finance
Authority Sales Tax Revenue VRDO	0.170%	6/7/11	5,000	5,000
Nassau County NY Interim Finance
Authority Sales Tax Revenue VRDO	0.170%	6/7/11	43,000	43,000
Nassau County NY Interim Finance
Authority Sales Tax Revenue VRDO	0.180%	6/7/11	52,600	52,600
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.200%	6/7/11	13,000	13,000

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.230%	6/7/11	20,000	20,000
New York City Housing Development Corp.
(100 Jane Street) VRDO	0.200%	6/7/11 LOC	8,550	8,550
New York City Housing Development Corp.
(Markham Gardens Apartments) VRDO	0.200%	6/7/11 LOC	9,000	9,000
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.220%	6/7/11 LOC	7,665	7,665
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.270%	6/7/11 LOC	4,320	4,320
New York City NY Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.130%	6/7/11	1,765	1,765
New York City NY Cultural Resources
Revenue (Asia Society) VRDO	0.160%	6/7/11 LOC	8,235	8,235
New York City NY Cultural Resources
Revenue (Lincoln Center for the
Performing Arts Inc.) VRDO	0.140%	6/7/11 LOC	16,600	16,600
New York City NY Cultural Resources
Revenue (The Metropolitan
Museum of Art) VRDO	0.140%	6/7/11	40,100	40,100
New York City NY Cultural Resources
Revenue (The Metropolitan
Museum of Art) VRDO	0.140%	6/7/11	57,460	57,460
New York City NY GO	2.000%	8/1/11	9,325	9,352
New York City NY GO	3.000%	8/1/11	17,800	17,880
1 New York City NY GO TOB VRDO	0.130%	6/1/11 LOC	2,085	2,085
New York City NY GO VRDO	0.140%	6/1/11 LOC	14,550	14,550
New York City NY GO VRDO	0.140%	6/1/11	2,770	2,770
New York City NY GO VRDO	0.140%	6/1/11	2,700	2,700
New York City NY GO VRDO	0.160%	6/1/11	5,000	5,000
New York City NY GO VRDO	0.160%	6/1/11	8,030	8,030
New York City NY GO VRDO	0.160%	6/1/11	8,600	8,600
New York City NY GO VRDO	0.160%	6/1/11	4,165	4,165
New York City NY GO VRDO	0.160%	6/1/11	6,220	6,220
New York City NY GO VRDO	0.160%	6/1/11	11,750	11,750
New York City NY GO VRDO	0.140%	6/1/11 LOC	21,275	21,275
New York City NY GO VRDO	0.100%	6/1/11 LOC	1,700	1,700
New York City NY GO VRDO	0.170%	6/7/11 LOC	13,000	13,000
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.140%	6/7/11 LOC	17,600	17,600
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.410%	9/15/11	16,575	16,575
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.190%	6/7/11	20,000	20,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.280%	6/7/11	21,840	21,840
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(89 Murray Street Development) VRDO	0.190%	6/7/11 LOC	45,800	45,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(First Avenue Development) VRDO	0.190%	6/7/11 LOC	10,000	10,000

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.190%	6/7/11 LOC	53,100	53,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Ocean Gate Development) VRDO	0.170%	6/7/11 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.190%	6/7/11 LOC	22,000	22,000
New York City NY Industrial Development
Agency Civic Facility Revenue
(Civil Liberties Union) VRDO	0.100%	6/1/11 LOC	12,320	12,320
New York City NY Industrial Development
Agency Civic Facility Revenue
(Grace Church School) VRDO	0.200%	6/7/11 LOC	4,905	4,905
New York City NY Industrial Development
Agency Civic Facility Revenue (Jewish
Board of Family Services) VRDO	0.150%	6/7/11 LOC	14,340	14,340
New York City NY Industrial Development
Agency Civic Facility Revenue (Lycee Francais
De New York Project) VRDO	0.110%	6/7/11 LOC	13,350	13,350
New York City NY Industrial Development
Agency Civic Facility Revenue
(Mercy College Project) VRDO	0.180%	6/7/11 LOC	12,365	12,365
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project) VRDO	0.200%	6/7/11 LOC	10,205	10,205
New York City NY Industrial Development
Agency Civic Facility Revenue
(New York Law School) VRDO	0.140%	6/7/11 LOC	15,500	15,500
New York City NY Industrial Development
Agency Civic Facility Revenue
(United Jewish Appeal) VRDO	0.170%	6/7/11	17,800	17,800
New York City NY Industrial Development
Agency Special Facility Revenue
(Korean Air Lines) VRDO	0.160%	6/7/11 LOC	12,400	12,400
New York City NY Industrial Development
Agency Special Facility Revenue
(Korean Air Lines) VRDO	0.160%	6/7/11 LOC	14,100	14,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/11 (Prere.)	25,000	25,052
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.150%	6/1/11	10,185	10,185
1 New York City NY Municipal Water Finance
Authority Water & Sewer System
Revenue TOB VRDO	0.170%	6/7/11	12,300	12,300
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.180%	6/7/11	10,000	10,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.190%	6/7/11	4,900	4,900
New York City NY Municipal Water Finance
Authority Water & Sewer System
Revenue VRDO	0.140%	6/1/11	4,600	4,600

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System
Revenue VRDO	0.130%	6/1/11	40,240	40,240
New York City NY Municipal Water Finance
Authority Water & Sewer System
Revenue VRDO	0.130%	6/7/11	23,400	23,400
1 New York City NY Sales Tax Asset
Receivable Corp. Revenue TOB VRDO	0.190%	6/7/11	12,845	12,845
1 New York City NY Sales Tax Asset
Receivable Corp. Revenue TOB VRDO	0.190%	6/7/11	19,610	19,610
1 New York City NY Transitional Finance
Authority Building Aid Revenue TOB VRDO	0.170%	6/7/11 LOC	9,950	9,950
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	0.180%	6/7/11	5,295	5,295
1 New York City NY Transitional Finance
Authority Future Tax Revenue TOB VRDO	0.190%	6/7/11	6,085	6,085
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.190%	6/7/11	2,800	2,800
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.140%	6/7/11	48,000	48,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.150%	6/7/11	50,660	50,660
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.150%	6/7/11	3,655	3,655
1 New York City NY Transitional Finance Authority
Revenue TOB VRDO	0.150%	6/1/11	20,500	20,500
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.) VRDO	0.180%	6/7/11 LOC	7,080	7,080
1 New York GO TOB VRDO	0.190%	6/7/11	10,125	10,125
New York Liberty Development Corp.
Revenue PUT	0.420%	10/20/11	15,000	15,000
New York Liberty Development Corp.
Revenue PUT	0.350%	11/1/11	40,000	40,000
New York Metropolitan Transportation Authority
Revenue CP	0.320%	7/6/11 LOC	20,000	20,000
New York Metropolitan Transportation Authority
Revenue CP	0.300%	7/12/11 LOC	15,625	15,625
New York Metropolitan Transportation Authority
Revenue CP	0.320%	7/13/11 LOC	10,000	10,000
New York State Dormitory Authority Revenue
(Blythedale Children’s Hospital) VRDO	0.200%	6/7/11 LOC	10,000	10,000
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.200%	6/7/11 LOC	24,105	24,105
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.200%	6/7/11 LOC	7,270	7,270
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.200%	6/7/11 LOC	2,470	2,470
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.200%	6/7/11 LOC	4,685	4,685
New York State Dormitory Authority Revenue
(City University System)	2.000%	7/1/11	26,640	26,677
New York State Dormitory Authority Revenue
(City University System)	5.500%	7/1/11 (Prere.)	4,090	4,107
1 New York State Dormitory Authority Revenue
(City University System) TOB VRDO	0.190%	6/7/11 (4)	10,690	10,690
New York State Dormitory Authority Revenue
(Columbia University)	5.250%	7/1/11	4,160	4,177

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Columbia University) CP	0.250%	6/14/11	1,095	1,095
New York State Dormitory Authority Revenue
(Columbia University) CP	0.250%	6/14/11	12,800	12,800
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.120%	6/7/11	60,150	60,150
New York State Dormitory Authority Revenue
(Cornell University) CP	0.270%	10/6/11	6,500	6,500
1 New York State Dormitory Authority Revenue
(Cornell University) TOB VRDO	0.190%	6/7/11	12,500	12,500
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.140%	6/7/11	6,000	6,000
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.160%	6/7/11	2,985	2,985
New York State Dormitory Authority Revenue
(Highland Community Development Corp.) VRDO	0.210%	6/7/11 LOC	2,270	2,270
New York State Dormitory Authority Revenue
(LeMoyne College) VRDO	0.180%	6/7/11 LOC	4,700	4,700
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
TOB VRDO	0.260%	6/7/11	15,785	15,785
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.160%	6/7/11 LOC	69,900	69,900
New York State Dormitory Authority Revenue
(Mount St. Mary College) VRDO	0.180%	6/7/11 LOC	4,900	4,900
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.140%	6/7/11 LOC	8,820	8,820
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.140%	6/7/11 LOC	15,115	15,115
New York State Dormitory Authority Revenue
(North Shore–Long Island Jewish
Obligated Group) VRDO	0.140%	6/7/11 LOC	15,000	15,000
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/12	5,000	5,161
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/12	3,730	3,864
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/12	1,500	1,560
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.190%	6/7/11	17,480	17,480
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.140%	6/7/11	21,215	21,215
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.160%	6/7/11 LOC	1,185	1,185
New York State Dormitory Authority Revenue
(State University Educational Facilities) PUT	5.250%	5/15/12	5,925	6,182
New York State Dormitory Authority Revenue
(State University Educational Facilities) PUT	5.250%	5/15/12	6,775	7,067
1 New York State Dormitory Authority Revenue
(State University Educational Facilities)
TOB VRDO	0.170%	6/7/11 LOC	10,315	10,315
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.100%	6/1/11 LOC	4,390	4,390

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Energy Research & Development
Authority Electric Facilities Revenue (Long Island
Lighting Co. Project) VRDO	0.200%	6/7/11 LOC	14,980	14,980
1 New York State Environmental Facilities Corp.
Revenue (New York City Municipal Water
Finance Authority Project) TOB VRDO	0.180%	6/7/11	4,450	4,450
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.180%	6/7/11	3,185	3,185
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.180%	6/7/11	3,645	3,645
New York State Environmental Facilities Corp.
Water Pollution Control Revenue	5.750%	6/15/11 (ETM)	5,950	5,962
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.170%	6/7/11 LOC	9,820	9,820
New York State Housing Finance Agency
Housing Revenue (150 East 44th Street) VRDO	0.160%	6/7/11 LOC	7,000	7,000
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.170%	6/7/11 LOC	15,270	15,270
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.170%	6/7/11 LOC	7,250	7,250
New York State Housing Finance Agency
Housing Revenue (Chelsea Apartments) VRDO	0.160%	6/7/11 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.190%	6/7/11 LOC	45,000	45,000
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	0.160%	6/7/11 LOC	10,400	10,400
New York State Housing Finance Agency
Housing Revenue (West 37th Street) VRDO	0.190%	6/7/11 LOC	4,200	4,200
New York State Housing Finance Agency
Housing Revenue (West 38th Street) VRDO	0.170%	6/7/11 LOC	15,000	15,000
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.170%	6/7/11 LOC	9,000	9,000
New York State Local Government
Assistance Corp. Revenue	5.000%	4/1/12	2,000	2,076
New York State Local Government
Assistance Corp. Revenue VRDO	0.150%	6/7/11	5,200	5,200
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.230%	6/7/11	12,090	12,090
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.230%	6/7/11	8,805	8,805
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.240%	6/7/11	11,090	11,090
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.240%	6/7/11	10,795	10,795
New York State Mortgage Agency Revenue
(Homeowner Mortgage Revenue) VRDO	0.220%	6/7/11	8,750	8,750
1 New York State Mortgage Agency Revenue
TOB VRDO	0.150%	6/1/11	7,745	7,745
New York State Power Authority Revenue CP	0.280%	7/6/11	20,000	20,000
New York State Power Authority Revenue PUT	0.320%	9/1/11	21,290	21,290
New York State Power Authority Revenue PUT	0.320%	9/1/11	22,600	22,600
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/12	2,180	2,243
New York State Urban Development Corp.
Revenue (Personal Income Tax)	3.000%	12/15/11	4,625	4,691

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.150%	6/7/11 LOC	57,900	57,900
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.150%	6/7/11 LOC	31,475	31,475
North Hempstead NY BAN	2.000%	10/7/11	31,664	31,843
Northport-East Northport NY Union Free
School District TAN	1.600%	6/24/11	39,000	39,031
1 Nuveen New York Performance Plus
Municipal Fund VRDP VRDO	0.350%	6/7/11 LOC	34,500	34,500
1 Nuveen New York Quality Income
Municipal Fund VRDP VRDO	0.380%	6/7/11 LOC	21,000	21,000
1 Nuveen New York Select Quality
Municipal Fund VRDP VRDO	0.380%	6/7/11 LOC	31,000	31,000
Onondaga County Industrial Development Agency
(Syracuse Home Association Project) VRDO	0.200%	6/7/11 LOC	6,435	6,435
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.200%	6/7/11 LOC	6,295	6,295
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.200%	6/7/11 LOC	8,605	8,605
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.160%	6/7/11 LOC	8,590	8,590
Onondaga County NY Trust Cultural Resource
Revenue (Syracuse University) VRDO	0.130%	6/7/11 LOC	17,000	17,000
Port Authority of New York & New Jersey
Revenue CP	0.360%	10/6/11	4,130	4,130
Port Washington NY Union Free School
District TAN	2.000%	6/23/11	20,000	20,021
Riverhead NY Industrial Development Agency
Civic Facility Revenue (Central Suffolk
Hospital Project) VRDO	0.200%	6/7/11 LOC	6,790	6,790
Riverhead NY Industrial Development Agency
Civic Facility Revenue (Central Suffolk
Hospital Project) VRDO	0.200%	6/7/11 LOC	7,910	7,910
Rockland County NY Industrial Development
Agency Civic Facility Revenue
(Dominican College Project)	0.170%	6/7/11 LOC	6,280	6,280
South Orangetown NY Central School District TAN	2.000%	6/30/11	5,000	5,005
Southampton NY Union Free School District TAN	2.000%	6/23/11	9,500	9,510
1 Suffolk County NY GO TOB VRDO	0.190%	6/7/11	3,265	3,265
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (St. Anthonys
High School) VRDO	0.130%	6/7/11 LOC	19,585	19,585
Suffolk County NY TAN	2.000%	8/11/11	20,000	20,058
Suffolk County NY TAN	2.000%	9/13/11	23,000	23,106
1 Suffolk County NY Water Authority Revenue
TOB VRDO	0.150%	6/1/11	8,750	8,750
Suffolk County NY Water Authority
Revenue VRDO	0.130%	6/7/11	47,700	47,700
Syosset NY Central School District TAN	1.500%	6/24/11	18,000	18,014
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.160%	6/7/11 LOC	17,150	17,150

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Tompkins County NY Industrial Development
	Agency Civic Facility Revenue
	(Cornell University) VRDO	0.160%	6/7/11	9,190	9,190
	Tompkins County NY Industrial Development
	Agency Civic Facility Revenue
	(Ithaca College) VRDO	0.180%	6/7/11 LOC	28,195	28,195
	Tompkins County NY Industrial Development
	Agency Civic Facility Revenue
	(Ithaca College) VRDO	0.180%	6/7/11 LOC	22,500	22,500
1	Triborough Bridge & Tunnel Authority
	New York Revenue TOB VRDO	0.180%	6/7/11	2,660	2,660
1	Triborough Bridge & Tunnel Authority
	New York Revenue TOB VRDO	0.190%	6/7/11	10,040	10,040
	Triborough Bridge & Tunnel Authority
	New York Revenue VRDO	0.190%	6/7/11	24,975	24,975
					3,028,843
Puerto Rico (1.7%)
	Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	14,750	15,240
	Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,500	3,617
	Puerto Rico Sales Tax Financing Corp.
	Revenue PUT	5.000%	8/1/11 (Prere.)	6,000	6,046
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.170%	6/7/11	27,300	27,300
					52,203
Total Tax-Exempt Municipal Bonds (Cost $3,081,046)					3,081,046
Other Assets and Liabilities (-0.1%)
Other Assets					17,862
Liabilities					(20,002)
					(2,140)
Net Assets (100%)
Applicable to 3,078,729,698 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					3,078,906
Net Asset Value Per Share					$1.00

At May 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	3,078,905
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	1
Net Assets	3,078,906

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate value of these securities was $514,085,000, representing 16.7% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2011
($000)
Investment Income
Income
Interest	4,342
Total Income	4,342
Expenses
The Vanguard Group—Note B
Investment Advisory Services	464
Management and Administrative	1,685
Marketing and Distribution	541
Custodian Fees	23
Shareholders’ Reports	2
Trustees’ Fees and Expenses	2
Total Expenses	2,717
Net Investment Income	1,625
Realized Net Gain (Loss) on Investment Securities Sold	2
Net Increase (Decrease) in Net Assets Resulting from Operations	1,627

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,625	3,568
Realized Net Gain (Loss)	2	9
Net Increase (Decrease) in Net Assets Resulting from Operations	1,627	3,577
Distributions
Net Investment Income	(1,625)	(3,568)
Realized Capital Gain	—	—
Total Distributions	(1,625)	(3,568)
Capital Share Transactions (at $1.00)
Issued	1,018,079	1,737,816
Issued in Lieu of Cash Distributions	1,578	3,462
Redeemed	(1,236,228)	(2,362,526)
Net Increase (Decrease) from Capital Share Transactions	(216,571)	(621,248)
Total Increase (Decrease)	(216,569)	(621,239)
Net Assets
Beginning of Period	3,295,475	3,916,714
End of Period	3,078,906	3,295,475

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.004	.023	.035	.032
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.001	.004	.023	.035	.032
Distributions
Dividends from Net Investment Income	(.001)	(.001)	(.004)	(.023)	(.035)	(.032)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.001)	(.004)	(.023)	(.035)	(.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.05%	0.10%	0.36%	2.32%	3.60%	3.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,079	$3,295	$3,917	$4,811	$5,451	$4,379
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%[2]	0.11%[2]	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.10%	0.10%	0.37%	2.29%	3.54%	3.25%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and for the period ended May 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2011, the fund had contributed capital of $489,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2011

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNYTX	VNYUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	3.17%	3.25%

Financial Attributes
		Barclays	Barclays
		10 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	444	8,667	45,699
Yield to Maturity
(before expenses)	3.3%	3.3%	3.5%
Average Coupon	4.7%	4.9%	4.9%
Average Duration	6.4 years	7.1 years	8.4 years
Average Effective
Maturity	7.2 years	9.9 years	13.3 years
Short-Term
Reserves	6.3%	—	—

Volatility Measures
	Barclays	Barclays
	10 Year	Municipal
	Municipal	Bond
	Index	Index
R-Squared	0.86	0.98
Beta	0.91	1.02

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	9.9%
1 - 3 Years	12.9
3 - 5 Years	13.0
5 - 10 Years	51.6
10 - 20 Years	4.0
20 - 30 Years	5.4
Over 30 Years	3.2

Distribution by Credit Quality (% of portfolio)
AAA	20.9%
AA	51.7
A	19.9
BBB	7.0
BB	0.3
Not Rated	0.2

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2011, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2000, Through May 31, 2011
				Barclays
				10 Year
				Municipal
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	4.95%	3.42%	8.37%	8.22%
2002	4.65	2.19	6.84	6.67
2003	4.42	2.78	7.20	6.88
2004	4.29	-0.81	3.48	4.03
2005	4.27	-1.24	3.03	3.01
2006	4.51	2.17	6.68	6.17
2007	4.33	-2.76	1.57	3.51
2008	4.03	-8.66	-4.63	-0.42
2009	4.57	8.69	13.26	12.67
2010	3.93	0.27	4.20	5.51
2011	1.97	-0.27	1.70	2.73
Note: For 2011, performance data reflect the six months ended May 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	0.90%	3.50%	4.33%	-0.11%	4.22%
Admiral Shares	5/14/2001	0.98	3.58	4.41[1]	0.01[1]	4.42[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.3%)
New York (97.3%)
Albany County NY GO	5.000%	10/1/12 (14)	1,605	1,650
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.250%	11/15/27	5,000	4,711
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp.–Empire Commons
North Project)	5.375%	5/1/29 (12)	3,455	3,640
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp.–Empire
Commons North Project)	5.500%	5/1/32 (12)	2,550	2,673
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp.–Empire Commons
South Project)	5.375%	5/1/29 (12)	4,395	4,631
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp.–Empire Commons
South Project)	5.500%	5/1/32 (12)	1,500	1,572
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp.–Empire Commons
West Project)	5.375%	5/1/29 (12)	3,415	3,598
Amherst NY Development Corp. Student Housing
Facility Revenue	5.000%	10/1/40 (4)	2,500	2,477
Amherst NY Development Corp. Student Housing
Facility Revenue	5.000%	10/1/45	3,800	3,597
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	9,000	8,898
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	9,000	9,103
Broome County NY Public Safety Facility
Project COP	5.250%	4/1/15 (ETM)	1,760	1,767
Broome County NY Public Safety Facility
Project COP	5.250%	4/1/15 (14)	335	336
Buffalo NY GO	5.125%	2/1/12 (2)	1,870	1,882
Buffalo NY GO	5.125%	2/1/13 (Prere.)	2,945	2,969
City of Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,505

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
City of Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,603
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/20 (4)	3,510	3,835
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/21 (4)	5,000	5,438
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/22 (4)	4,500	4,875
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	3,988
Erie Tobacco Asset Securitization Corp. Tobacco
Settlement New York Revenue	5.000%	6/1/45	1,000	679
Hempstead NY GO	4.000%	8/15/11	3,000	3,024
Hempstead NY GO	2.500%	2/1/12	1,015	1,030
Hempstead NY GO	4.000%	1/15/13	1,500	1,586
Hempstead NY GO	3.000%	4/15/13	5,070	5,305
Hempstead NY GO	4.000%	8/15/13	1,000	1,075
Hempstead NY GO	5.000%	1/15/14	1,740	1,931
Hempstead NY GO	3.000%	4/15/14	5,155	5,474
Hempstead NY GO	5.000%	1/15/15	1,000	1,138
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/17	2,360	2,516
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/19	3,200	3,412
Hudson Yards Infrastructure Corp.
New York Revenue	4.500%	2/15/47 (14)	10,000	8,331
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47	18,100	16,167
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47 (3)	20,000	17,864
Liberty New York Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	28,875	28,755
Liberty New York Development Corp. Revenue
(Greenwich LLC) VRDO	0.150%	6/7/11 LOC	11,000	11,000
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/18 (14)	25,000	27,752
Long Island NY Power Authority Electric
System Revenue	5.250%	4/1/19	15,000	17,202
Long Island NY Power Authority Electric
System Revenue	5.250%	12/1/20 (14)	7,500	8,202
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/23 (14)	4,760	5,008
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/24 (4)	19,830	11,697
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/27 (4)	15,905	7,731
Long Island NY Power Authority Electric
System Revenue	5.125%	9/1/29	10,000	10,008
Long Island NY Power Authority Electric
System Revenue	6.250%	4/1/33	2,000	2,226
Metropolitan New York Transportation
Authority Revenue	5.750%	7/1/18	7,490	8,938

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Metropolitan New York Transportation
Authority Revenue	4.750%	11/15/23 (14)	8,600	8,857
Metropolitan New York Transportation
Authority Revenue	5.000%	11/15/23	4,500	4,751
Metropolitan New York Transportation
Authority Revenue	6.250%	11/15/23	5,000	5,793
Metropolitan New York Transportation
Authority Revenue	5.000%	11/15/27 (14)	2,500	2,543
Metropolitan New York Transportation
Authority Revenue	5.250%	11/15/28	1,000	1,034
Metropolitan New York Transportation
Authority Revenue	6.500%	11/15/28	5,000	5,754
Metropolitan New York Transportation
Authority Revenue	5.250%	11/15/29	1,000	1,029
Metropolitan New York Transportation
Authority Revenue	5.250%	11/15/30	1,150	1,180
Metropolitan New York Transportation
Authority Revenue	5.000%	11/15/33	7,000	6,981
Metropolitan New York Transportation
Authority Revenue	5.000%	11/15/34	5,000	4,959
Metropolitan New York Transportation
Authority Revenue	5.250%	11/15/36	8,800	8,881
Metropolitan New York Transportation
Authority Revenue	5.000%	11/15/37	14,250	13,883
Metropolitan New York Transportation
Authority Revenue	5.250%	11/15/40	7,500	7,567
Metropolitan New York Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.500%	11/15/13 (4)	6,000	6,411
Metropolitan New York Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,319
Metropolitan New York Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,229
Metropolitan New York Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,180
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,144
2 Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.190%	6/7/11 (4)	6,900	6,900
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	10,000	11,821
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.125%	1/1/29	23,000	23,116
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/16 (14)	4,000	4,187
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/17 (2)	35,000	37,099
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/17 (14)	5,000	5,300
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/19 (14)	5,500	5,779
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/20 (14)	7,000	7,327
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,317
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/22 (14)	8,310	8,867

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	40,550	45,145
2 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.190%	6/7/11 (13)	19,005	19,005
2 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.190%	6/7/11 (13)	7,000	7,000
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	3,974
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,284
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	3,852
Nassau County NY GO	5.000%	10/1/20	9,025	9,878
Nassau County NY Tobacco Settlement Corp.	5.250%	6/1/26	1,500	1,290
Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35	9,000	6,374
Nassau County NY Tobacco Settlement Corp.	5.125%	6/1/46	8,105	5,002
2 New York City Housing Development Corp.
TOB VRDO	0.150%	6/1/11	10,430	10,430
New York City NY Cultural Resources Revenue
(American Museum of Natural History) VRDO	0.130%	6/1/11	2,820	2,820
New York City NY Cultural Resources Revenue
(Julliard School)	5.000%	1/1/34	4,000	4,132
New York City NY Cultural Resources Revenue
(Julliard School)	5.000%	1/1/39	4,000	4,094
New York City NY Cultural Resources Revenue
(Julliard School) PUT	2.750%	7/1/12	4,000	4,093
New York City NY Cultural Resources Revenue
(Julliard School) PUT	2.100%	7/1/15	14,500	14,826
New York City NY Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)
VRDO	0.130%	6/1/11 LOC	2,450	2,450
New York City NY Cultural Resources Revenue
(Pierpont Morgan Library) VRDO	0.150%	6/7/11 LOC	1,200	1,200
New York City NY GO	5.125%	8/1/13 (4)	40	40
New York City NY GO	5.500%	8/1/13 (Prere.)	315	349
New York City NY GO	5.750%	8/1/13	7,500	7,920
New York City NY GO	5.000%	1/1/14	3,360	3,690
New York City NY GO	5.000%	2/1/14	3,500	3,853
New York City NY GO	5.000%	8/1/14	2,500	2,792
New York City NY GO	5.000%	8/1/14	2,800	3,128
New York City NY GO	5.000%	8/1/14	2,330	2,603
New York City NY GO	5.200%	8/1/14 (4)	5	5
New York City NY GO	5.000%	8/1/16	16,925	19,602
New York City NY GO	5.000%	8/1/16	5,000	5,791
New York City NY GO	5.000%	8/1/16	7,150	8,281
New York City NY GO	5.000%	2/1/17	8,835	10,192
New York City NY GO	5.000%	3/1/17	10,000	11,547
New York City NY GO	5.000%	8/1/17	7,500	8,693
New York City NY GO	5.000%	8/1/17	3,000	3,477
New York City NY GO	5.000%	9/1/17	3,955	4,454
New York City NY GO	5.000%	8/1/18	7,500	8,733
New York City NY GO	5.000%	8/1/19	5,000	5,809
New York City NY GO	5.000%	8/1/19	3,000	3,485

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/20	7,500	8,613
New York City NY GO	5.000%	8/1/20	750	873
New York City NY GO	5.000%	8/1/20	8,380	9,757
New York City NY GO	5.500%	8/1/20	2,185	2,376
New York City NY GO	5.000%	8/1/21	1,000	1,067
New York City NY GO	5.000%	8/1/21	2,000	2,261
New York City NY GO	5.250%	9/1/21	8,100	9,179
New York City NY GO	5.000%	8/1/22	4,250	4,742
New York City NY GO	5.000%	8/1/22	4,000	4,512
New York City NY GO	5.000%	8/1/22	10,000	10,950
New York City NY GO	5.250%	8/15/22	10,000	11,195
New York City NY GO	5.250%	9/1/22	17,000	19,040
New York City NY GO	5.000%	10/1/22	2,985	3,259
New York City NY GO	5.000%	11/1/23	4,525	4,845
New York City NY GO	5.250%	8/15/24	15,000	16,477
New York City NY GO	5.000%	1/1/25	10,000	10,593
New York City NY GO	5.000%	8/1/25	8,000	8,432
New York City NY GO	5.000%	10/1/25	10,000	10,655
New York City NY GO	5.000%	1/1/26	6,360	6,698
New York City NY GO	5.000%	4/1/26	15,800	16,799
New York City NY GO	5.000%	8/15/26	14,500	15,453
New York City NY GO	5.250%	8/15/26	5,100	5,515
New York City NY GO	5.000%	5/15/28	4,500	4,764
New York City NY GO	5.000%	8/1/28	7,000	7,417
New York City NY GO	5.000%	8/1/28	2,000	2,131
New York City NY GO	6.250%	10/15/28	1,035	1,181
New York City NY GO	5.625%	4/1/29	3,000	3,281
New York City NY GO	5.450%	4/1/31	8,500	9,061
New York City NY GO	5.000%	5/15/31	5,000	5,179
New York City NY GO	5.375%	4/1/36	4,000	4,167
New York City NY GO	5.000%	5/15/36	4,250	4,325
New York City NY GO VRDO	0.140%	6/1/11 LOC	16,215	16,215
New York City NY GO VRDO	0.140%	6/1/11	5,600	5,600
New York City NY GO VRDO	0.160%	6/1/11 (4)	2,200	2,200
New York City NY GO VRDO	0.160%	6/1/11 (4)	4,800	4,800
New York City NY GO VRDO	0.160%	6/1/11 (4)	2,600	2,600
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/12	10	10
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	2,500	2,764
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	2,500	2,826
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/18	1,500	1,694
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,209
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	12,500	12,424
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.140%	6/7/11 LOC	4,470	4,470
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,119
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,477
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,597

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,584
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,279
New York City NY Industrial Development
Agency Civic Facility Revenue
(Civil Liberties Union) VRDO	0.100%	6/1/11 LOC	2,300	2,300
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,830
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	5.000%	1/1/31 (2)	3,140	2,729
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,088
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/34 (12)	10,285	2,662
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/35 (12)	4,305	1,045
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36 (14)	14,800	13,580
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49 (12)	8,000	8,845
New York City NY Industrial Development
Agency Special Facility Revenue
(New York Stock Exchange Project)	5.000%	5/1/29	2,020	2,085
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	8,617
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/17	24,515	25,685
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	3,479
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	3,168
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	10,000	11,064
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	7,000	7,279
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	5,000	5,345
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	13,355	14,039
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,212
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	15,000	15,918
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33	10,000	10,049
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.125%	6/15/33 (14)	6,995	7,037
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	1,000	1,008
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/38	1,000	995
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	34,705	35,083

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	5,000	5,038
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,000	5,036
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	10,226
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,106
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	13,951
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	7,835
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	19,723
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	5,700	6,147
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	10,992
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	15,000	15,901
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	5,725	6,147
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.150%	6/1/11	9,000	9,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.140%	6/1/11	9,100	9,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.130%	6/1/11	6,900	6,900
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/23 (14)	6,100	6,659
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/24 (14)	12,000	13,038
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/25 (14)	20,225	21,798
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/26 (14)	2,540	2,718
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	1/15/17	3,000	3,415
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,107
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/25	9,500	10,260
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,441
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/26	5,000	5,356
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,394
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	1/15/30	500	520
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	1/15/32	500	510
New York City NY Transitional Finance
Authority Building Aid Revenue	5.125%	1/15/33	7,000	7,188

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Building Aid Revenue	5.125%	1/15/34	10,000	10,282
New York City NY Transitional Finance
Authority Building Aid Revenue	4.750%	1/15/38	20,000	19,468
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/39	6,875	7,092
New York City NY Transitional Finance
Authority Future Tax Revenue	5.500%	11/1/26	4,000	4,081
New York City NY Transitional Finance
Authority Future Tax Revenue	5.375%	2/15/12 (Prere.)	9,395	9,737
New York City NY Transitional Finance
Authority Future Tax Revenue	5.500%	2/15/12 (Prere.)	2,735	2,836
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	8/1/12 (Prere.)	3,750	3,967
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/13 (Prere.)	570	616
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/13 (Prere.)	3,930	4,246
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/13 (Prere.)	5	6
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/17	3,000	3,534
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/18	2,000	2,356
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/19	1,000	1,178
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/20	1,710	2,007
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/21	5,000	5,783
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/24	7,710	8,544
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	11/1/25	1,000	1,130
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/26	3,360	3,519
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	11/1/26	1,000	1,119
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/27	2,000	2,186
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/28	2,000	2,172
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/29	2,000	2,207
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/29	5,000	5,329
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/30	1,500	1,643
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/30	5,000	5,308
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/30	23,500	24,550
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/31	2,000	2,124
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/31	3,575	3,793

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/32	2,005	2,025
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/35	1,000	1,036
New York City NY Transitional Finance
Authority Future Tax Revenue	5.500%	11/1/35	3,000	3,259
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/39	5,000	5,151
New York Convention Center Development Corp.
Revenue (Hotel Unit)	5.000%	11/15/44 (2)	10,000	9,517
New York GO	5.000%	2/15/39	9,500	9,831
New York Liberty Development Corp. Revenue	5.125%	1/15/44	7,000	6,706
New York Liberty Development Corp. Revenue	5.625%	7/15/47	3,000	3,009
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,000	10,312
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	15,205	16,074
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/19 (14)	2,420	2,581
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/20 (14)	2,555	2,706
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/21 (14)	1,680	1,770
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/22 (14)	2,825	2,959
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/23 (14)	1,120	1,168
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,515	4,690
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/36 (4)	3,575	3,539
New York State Dormitory Authority Lease
Revenue (Municipal Health Facilities
Improvement Program)	5.000%	1/15/13	8,440	8,905
New York State Dormitory Authority Revenue
(Catholic Health Services of Long Island
Obligated Group–St. Charles Hospital &
Rehabilitation Center)	5.500%	7/1/22 (14)	10,000	10,008
New York State Dormitory Authority Revenue
(City University System)	5.750%	7/1/11 (3)	1,740	1,746
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20	3,410	3,889
New York State Dormitory Authority Revenue
(City University System)	5.500%	7/1/20 (14)	14,525	17,260
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	2,500	2,710
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	4,929
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/13	3,475	3,805
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	5,100	5,509
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	4,900	5,462
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/21	6,990	7,736
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,181

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,541
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,113
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	9,239
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/35	13,000	13,104
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.500%	2/15/17	10,000	11,642
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/25 (14)	6,575	6,792
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/28 (4)	500	517
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,701
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	4,723
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	5,000	5,080
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/15	1,000	1,106
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/16	1,000	1,117
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/17	1,000	1,114
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/18	2,000	2,218
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/20	1,000	1,095
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/21	1,000	1,081
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	4.500%	7/1/37 (14)	4,820	4,318
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,135
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	8,000	8,210
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,018
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,019
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,500	1,850
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	15,905
New York State Dormitory Authority Revenue
(North Shore–Long Island Jewish
Obligated Group)	5.000%	11/1/20	3,965	4,174

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(North Shore–Long Island Jewish
Obligated Group)	5.000%	11/1/21	4,035	4,209
New York State Dormitory Authority Revenue
(North Shore–Long Island Jewish
Obligated Group)	5.000%	11/1/22	4,285	4,420
New York State Dormitory Authority Revenue
(North Shore–Long Island Jewish
Obligated Group)	5.000%	11/1/26	1,800	1,821
New York State Dormitory Authority Revenue
(North Shore–Long Island Jewish
Obligated Group)	5.000%	11/1/26	5,495	5,497
New York State Dormitory Authority Revenue
(North Shore–Long Island Jewish
Obligated Group)	5.000%	5/1/32	2,500	2,406
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	11,950	13,558
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	3,000	3,522
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	3,100	3,644
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,506
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	8,010
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,385
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	3,000	3,214
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/31	11,515	11,977
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,000	3,089
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	10,130
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	10,971
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,000	7,163
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	10,000	10,427
2 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.180%	6/7/11	11,950	11,950
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/16 (12)	750	856
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/18 (12)	570	651
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	3,876
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	4.000%	7/1/15	1,000	1,084
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	4.250%	7/1/32	2,000	1,838
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,000
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (12)	1,500	1,668

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	2,000	2,280
New York State Dormitory Authority Revenue
(St. John’s University)	5.250%	7/1/32 (14)	9,000	9,140
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.160%	6/7/11 LOC	2,400	2,400
New York State Dormitory Authority Revenue
(St. Joseph’s Hospital)	5.250%	7/1/18 (14)	6,700	6,705
New York State Dormitory Authority Revenue
(St. Lawrence University)	5.000%	7/1/14	16,000	17,403
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/13	5,000	5,233
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.750%	5/15/17 (4)	3,750	4,467
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,065
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	3,665	3,694
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/36 (14)	3,690	3,623
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	3,000	3,080
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	3,000	3,145
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	8,503
New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.250%	7/1/17 (4)	8,025	8,134
New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.375%	7/1/25 (4)	7,000	7,022
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	10,000	10,052
2 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.180%	6/7/11	6,655	6,655
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,655
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,750	1,843
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,587
New York State Energy Research & Development
Authority Pollution Control Revenue (New York
State Electric & Gas Corp. Project) ARS	0.525%	4/1/34 (14)	10,000	9,534
New York State Energy Research & Development
Authority Pollution Control Revenue (New York
State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	7,500	7,622
New York State Energy Research & Development
Authority Pollution Control Revenue (New York
State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	7,500	7,622
New York State Energy Research & Development
Authority Pollution Control Revenue (Rochester
Gas & Electric Corp. Project) PUT	5.000%	8/1/16 (14)	7,750	8,299
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	8,966
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	8/15/14	5,780	6,548

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.000%	8/15/15	1,400	1,563
3 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.250%	6/15/16	3,095	3,240
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.250%	6/15/19	11,335	11,815
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	4,950	5,472
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	4,540	4,887
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.750%	6/15/32	12,240	12,413
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	5,000	5,089
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	6,000	6,107
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.500%	1/2/13	5,000	5,035
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water
New Rochelle Inc. Project)	4.875%	9/1/40	4,000	3,698
3 New York State Environmental Facilities Corp.
Water Pollution Control Revenue	5.750%	6/15/12 (ETM)	2,870	3,034
New York State Environmental Facilities Corp.
Water Pollution Control Revenue	5.750%	6/15/12 (ETM)	5,585	5,903
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.170%	6/7/11 LOC	8,000	8,000
New York State Housing Finance Agency Revenue
(Personal Income Tax)	5.000%	3/15/38	15,245	15,416
New York State Housing Finance Agency Revenue
(Service Contract) VRDO	0.170%	6/7/11 LOC	2,400	2,400
New York State Local Government
Assistance Corp. Revenue	5.500%	4/1/17	2,015	2,361
New York State Local Government
Assistance Corp. Revenue VRDO	0.150%	6/7/11	5,500	5,500
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.170%	6/7/11	1,000	1,000
New York State Mortgage Agency Revenue
(NYHELP’s Education Loan)	4.750%	11/1/24	2,770	2,811
New York State Power Authority Revenue	5.250%	11/15/12 (Prere.)	20,710	22,187
New York State Thruway Authority Revenue	5.000%	1/1/19 (14)	9,000	10,028
New York State Thruway Authority Revenue	5.000%	1/1/26 (14)	4,695	4,895
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,076
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,581
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	32,400	33,635
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	5,050	5,745

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	24,500	27,216
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	6,045
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	9,631
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/19	10,765	12,835
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	6,250	6,833
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	2,917
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge
Trust Fund)	5.000%	4/1/17	1,500	1,749
New York State Urban
Development Corp. Revenue	5.000%	1/1/14	13,000	14,246
New York State Urban
Development Corp. Revenue	5.000%	1/1/16	10,000	11,387
New York State Urban
Development Corp. Revenue	5.250%	1/1/17	2,095	2,427
New York State Urban
Development Corp. Revenue	5.625%	1/1/28	3,860	4,180
New York State Urban
Development Corp. Revenue
(Personal Income Tax)	5.000%	3/15/19	10,000	11,747
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	4,635	5,462
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	8,240	9,611
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23 (4)	7,860	8,531
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,130
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/17	4,000	4,581
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	7,530	8,607
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,527
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	10,906
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.430%	6/7/11	5,000	5,000
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	3,550	3,738
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,875
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,585
Port Authority of New York &
New Jersey Revenue	5.000%	8/15/28 (4)	10,000	10,466
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/31	4,000	4,197
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/32	6,500	6,760
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/33	6,000	6,114

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/35	6,500	6,682
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/39	10,765	11,050
Port Authority of New York &
New Jersey Revenue	4.250%	7/15/40	2,750	2,518
Port Authority of New York &
New Jersey Revenue	5.000%	1/15/41	10,000	10,276
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	6,860
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,012
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	6,947
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	10/1/16	3,510	3,934
Suffolk County NY Industrial Development Agency
Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	523
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,038
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	2,000	2,007
Suffolk County NY Water Authority Revenue	5.250%	6/1/11 (ETM)	2,380	2,380
Suffolk County NY Water Authority Revenue	5.250%	6/1/12 (ETM)	4,290	4,504
Suffolk County NY Water Authority Revenue	5.250%	6/1/17 (ETM)	1,695	1,835
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.110%	6/1/11 LOC	1,200	1,200
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.110%	6/1/11 LOC	1,800	1,800
Tobacco Settlement Asset Securitization
Corp. Inc. New York	4.750%	6/1/22	12,765	12,003
Tobacco Settlement Asset Securitization
Corp. Inc. New York	5.000%	6/1/26	6,500	5,597
Tobacco Settlement Asset Securitization
Corp. Inc. New York	5.000%	6/1/34	8,965	6,565
Tobacco Settlement Asset Securitization
Corp. Inc. New York	5.125%	6/1/42	21,660	14,471
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	1/1/15	2,930	3,007
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/15	9,500	11,072
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	1/1/18	2,330	2,386
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/18	185	196
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/19	28,235	29,827

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/28	2,675	2,806
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/32 (14)	3,150	3,169
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/33	3,385	3,485
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/37	13,310	13,592
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/38	25,000	25,958
Triborough Bridge & Tunnel Authority
New York Revenue VRDO	0.500%	6/7/11	11,600	11,600
United Nations Development Corp.
New York Revenue	5.000%	7/1/20	3,340	3,791
Westchester County NY GO	4.000%	6/1/14	9,375	10,279
Westchester County NY GO	4.000%	6/1/15	9,760	10,884
Westchester County NY Health
Care Corp. Revenue	6.125%	11/1/37	2,000	2,019
				2,844,327
Puerto Rico (1.7%)
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/12 (Prere.)	6,500	6,924
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/16 (14)	16,345	16,929
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,378
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/17 (4)	4,000	4,071
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,098
Puerto Rico Sales Tax Financing Corp. Revenue	6.000%	8/1/42	5,000	5,122
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	8,000	8,509
				49,031
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/11	2,000	2,022
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/23	2,000	2,029
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,100	1,089
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	4,659
				9,799
Total Tax-Exempt Municipal Bonds (Cost $2,819,916)				2,903,157
Other Assets and Liabilities (0.7%)
Other Assets				40,861
Liabilities				(20,832)
				20,029
Net Assets (100%)				2,923,186

New York Long-Term Tax-Exempt Fund

At May 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	2,906,053
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(65,283)
Unrealized Appreciation (Depreciation)
Investment Securities	83,241
Futures Contracts	(825)
Net Assets	2,923,186

Investor Shares—Net Assets
Applicable to 45,703,487 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	503,348
Net Asset Value Per Share—Investor Shares	$11.01

Admiral Shares—Net Assets
Applicable to 219,718,188 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,419,838
Net Asset Value Per Share—Admiral Shares	$11.01

See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2011.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate value of these securities was $70,940,000, representing 2.4% of net assets.
3 Securities with a value of $5,354,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2011
($000)
Investment Income
Income
Interest	59,325
Total Income	59,325
Expenses
The Vanguard Group—Note B
Investment Advisory Services	165
Management and Administrative—Investor Shares	371
Management and Administrative—Admiral Shares	973
Marketing and Distribution—Investor Shares	100
Marketing and Distribution—Admiral Shares	281
Custodian Fees	24
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	1,920
Net Investment Income	57,405
Realized Net Gain (Loss)
Investment Securities Sold	(9,255)
Futures Contracts	(3,629)
Realized Net Gain (Loss)	(12,884)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,517
Futures Contracts	(817)
Change in Unrealized Appreciation (Depreciation)	2,700
Net Increase (Decrease) in Net Assets Resulting from Operations	47,221

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	57,405	120,846
Realized Net Gain (Loss)	(12,884)	14,353
Change in Unrealized Appreciation (Depreciation)	2,700	(6,358)
Net Increase (Decrease) in Net Assets Resulting from Operations	47,221	128,841
Distributions
Net Investment Income
Investor Shares	(10,035)	(28,376)
Admiral Shares	(47,370)	(92,470)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(57,405)	(120,846)
Capital Share Transactions
Investor Shares	(90,308)	(140,316)
Admiral Shares	(20,505)	191,452
Net Increase (Decrease) from Capital Share Transactions	(110,813)	51,136
Total Increase (Decrease)	(120,997)	59,131
Net Assets
Beginning of Period	3,044,183	2,985,052
End of Period	2,923,186	3,044,183

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.04	$11.01	$10.13	$11.09	$11.44	$11.27
Investment Operations
Net Investment Income	.212	.429	.442	.463	.486	.486
Net Realized and Unrealized Gain (Loss)
on Investments	(.030)	.032	.880	(.960)	(.315)	.243
Total from Investment Operations	.182	.461	1.322	(.497)	.171	.729
Distributions
Dividends from Net Investment Income	(.212)	(.429)	(.442)	(.463)	(.486)	(.486)
Distributions from Realized Capital Gains	—	—	—	—	(.035)	(.073)
Total Distributions	(.212)	(.429)	(.442)	(.463)	(.521)	(.559)
Net Asset Value, End of Period	$11.01	$11.04	$11.01	$10.13	$11.09	$11.44

Total Return[1]	1.70%	4.20%	13.26%	-4.63%	1.57%	6.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$503	$596	$732	$639	$680	$671
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	3.95%	3.84%	4.13%	4.28%	4.36%	4.33%
Portfolio Turnover Rate	14%	29%	29%	38%	10%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.04	$11.01	$10.13	$11.09	$11.44	$11.27
Investment Operations
Net Investment Income	.217	.438	.451	.470	.494	.495
Net Realized and Unrealized Gain (Loss)
on Investments	(.030)	.032	.880	(.960)	(.315)	.243
Total from Investment Operations	.187	.470	1.331	(.490)	.179	.738
Distributions
Dividends from Net Investment Income	(.217)	(.438)	(.451)	(.470)	(.494)	(.495)
Distributions from Realized Capital Gains	—	—	—	—	(.035)	(.073)
Total Distributions	(.217)	(.438)	(.451)	(.470)	(.529)	(.568)
Net Asset Value, End of Period	$11.01	$11.04	$11.01	$10.13	$11.09	$11.44

Total Return	1.74%	4.28%	13.35%	-4.56%	1.64%	6.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,420	$2,448	$2,253	$1,963	$1,990	$1,799
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.03%	3.92%	4.21%	4.35%	4.43%	4.40%
Portfolio Turnover Rate	14%	29%	29%	38%	10%	9%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and for the period ended May 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

New York Long-Term Tax-Exempt Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2011, the fund had contributed capital of $451,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,903,157	—
Futures Contracts—Liabilities[1]	(149)	—	—
Total	(149)	2,903,157	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	September 2011	(335)	(73,428)	(90)
10-Year U.S. Treasury Note	September 2011	(563)	(69,029)	(510)
5-Year U.S. Treasury Note	September 2011	(341)	(40,627)	(225)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

New York Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2010, the fund had available capital loss carryforwards totaling $50,305,000 to offset future net capital gains of $18,758,000 through November 30, 2015, and $31,547,000 through November 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $2,102,000 through November 30, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2011, the cost of investment securities for tax purposes was $2,822,018,000. Net unrealized appreciation of investment securities for tax purposes was $81,139,000, consisting of unrealized gains of $102,653,000 on securities that had risen in value since their purchase and $21,514,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2011, the fund purchased $184,166,000 of investment securities and sold $314,812,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2011	November 30, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	51,031	4,737	212,422	19,066
Issued in Lieu of Cash Distributions	8,135	753	23,025	2,063
Redeemed	(149,474)	(13,809)	(375,763)	(33,653)
Net Increase (Decrease)—Investor Shares	(90,308)	(8,319)	(140,316)	(12,524)
Admiral Shares
Issued	257,722	23,851	537,226	48,157
Issued in Lieu of Cash Distributions	33,886	3,134	66,403	5,950
Redeemed	(312,113)	(29,032)	(412,177)	(37,035)
Net Increase (Decrease)—Admiral Shares	(20,505)	(2,047)	191,452	17,072

H. In preparing the financial statements as of May 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2010	5/31/2011	Period
Based on Actual Fund Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,000.51	$0.85
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,017.04	$1.01
Admiral Shares	1,000.00	1,017.44	0.60
Based on Hypothetical 5% Yearly Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,024.08	$0.86
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.33	0.61

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.17%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For the tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q762 072011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.